ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE (Details)			12 Months Ended
	Apr. 03, 2019 USD ($)	Apr. 03, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Apr. 03, 2019 CNY (¥)	Sep. 30, 2015 CNY (¥) building	Jan. 31, 2015 CNY (¥)
Major classes of assets and liabilities held for sale
Assets held for sale			$ 52,501,000		¥ 342,267,000		¥ 342,570,000
Liabilities held for sale			1,113,000		5,131,000		7,261,000
Property and equipment, gross			182,036,000		1,230,989,000		1,187,786,000
Disposal gain					18,285,000
Xin Run
Major classes of assets and liabilities held for sale
Disposal gain	$ 2,626,000	¥ 18,285,000
Xin Run | Assets/liabilities held-for-sale
Major classes of assets and liabilities held for sale
Prepaid expenses and other current assets			2,372,000		15,478,000		15,478,000
Property and equipment			48,804,000		318,143,000		318,446,000
Land use right, net			1,325,000		8,646,000		8,646,000
Assets held for sale			52,501,000		342,267,000		342,570,000
Accrued expenses and other current liabilities			1,044,000		4,684,000		6,814,000
Amounts due to the Company			69,000		447,000		447,000
Liabilities held for sale			1,113,000		5,131,000		¥ 7,261,000
Loss before income taxes			(454,000)	¥ (2,960,000)	(5,682,000)	¥ (3,654,000)
Loss before income taxes attributable to the noncontrolling interest			$ 5,000	¥ 30,000	¥ 57,000	¥ 36,000
Xin Run | Assets/liabilities held-for-sale | Framework agreement [Member]
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE [Line Items]
Consideration in cash for sale of equity interest										¥ 325,000,000
Major classes of assets and liabilities held for sale
Consideration for disposal										¥ 325,000,000
Xin Run | Assets/liabilities held-for-sale | BFSMC | Definitive Sale and Leaseback Agreement [Member]
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE [Line Items]
Consideration in cash for sale of equity interest									¥ 960,000,000
Major classes of assets and liabilities held for sale
Number of IDC buildings | building									2
Consideration for disposal									¥ 960,000,000
Xin Run | Assets/liabilities held-for-sale | BFSMC | Supplementary agreement [Member]
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE [Line Items]
Consideration in cash for sale of equity interest									672,000,000
Major classes of assets and liabilities held for sale
Consideration for disposal									¥ 672,000,000
Beijing Shuo Ge
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE [Line Items]
Consideration in cash for sale of equity interest	36,169,000							¥ 251,800,000
Major classes of assets and liabilities held for sale
Consideration for disposal	36,169,000							251,800,000
Consideration to be returned	$ 10,515,000							¥ 73,200,000
Period for returning consideration	5 years	5 years